SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Disclosure of general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
General and administrative expenses	$ 17,052	$ 16,228	$ 16,748
Salaries and related benefits
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
General and administrative expenses	8,789	8,881	8,492
Office expenses
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
General and administrative expenses	2,615	2,634	2,349
Professional fees
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
General and administrative expenses	3,233	3,156	3,897
Depreciation and amortization
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
General and administrative expenses	1,741	1,309	1,599
Others
SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME
General and administrative expenses	$ 674	$ 248	$ 411